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IQ Engender Equality ETF
IQ Engender Equality ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Solactive Equileap US Select Gender Equality Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Engender Equality ETF IQ Engender Equality ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Engender Equality ETF IQ Engender Equality ETF
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.45% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Engender Equality ETF | IQ Engender Equality ETF | USD ($)	46	144	252	567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Solactive A.G. (“Solactive” or the “Index Provider”) and Equileap (“Equileap”). Solactive constructs the Underlying Index using the Equileap Score, which is calculated based on data and the scoring methodology developed and produced by Equileap. The Underlying Index is designed to track the U.S. large-, mid- and small-capitalization companies that have the
*   Shares of the Fund are not issued, sponsored or endorsed by Girls Who Code Inc.®
highest Equileap Score. The criteria and factors used to calculate the Equileap Score are in alignment with initiatives, research and programs of Girls Who Code Inc., a 501(c)(3) public charity, (“Girls Who Code®”).
The index universe consists of the 1000 largest companies in the U.S. stock market. The Underlying Index includes an exclusionary screen that excludes companies that derive certain minimum amounts of revenue from:
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Unconventional Fossil Fuels: excluding companies with more than 5% revenue exposure to coal mining and power generation, hydraulic fracturing, oil & sands, and deep water drilling;

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Nuclear Energy: excluding companies with more than 10% of revenues derived from production, distribution or supports of products related to nuclear energy;

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Controversial Businesses: excluding companies with more than 10% revenue exposure to gambling, adult entertainment, alcoholic beverages and tobacco products, cannabis or military equipment;

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Controversial Weapons: excluding companies with any exposure to anti-personnel mines, biological and chemical weapons, cluster munitions, depleted uranium, and nuclear weapons; or

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Norms Based Research: excluding companies with verified infringement of established international initiatives and guidelines, including the Ten Principles of the United Nations Global Compact and Organisation for Economic Co-operation and Development (OECD) Guidelines, and other reports, research and guidelines from third-party organizations.

The Underlying Index also excludes companies for a period of one year if, in the past two years the company has engaged in a pattern of unethical business practices involving discrimination against employees, which can include gender/sex, pay, maternity, or pregnancy discrimination, and unethical practices in the company’s marketing and advertisement.
After the exclusionary screens have been applied, all remaining securities are ranked according to the Equileap Score. A company’s Equileap Score is derived by assigning a weight of 40% to how the company scores on gender balance in leadership and workforce, a weight of 30% to how the company scores on equal compensation and work life balance, a weight of 20% to how the company scores on policies promoting gender equality and a weight of 10% to how the company scores on commitment, transparency and accountability. Equileap determines a company’s Equileap Score based upon its analysis of publicly available information, including annual reports, Corporate Social Responsibility reports, and other information available on the website of the company. Additionally, Equileap may obtain information from questionnaires sent to companies and will take those responses into account when Equileap is able to link the information to a publicly available source.
Gender Balance In Leadership & Workforce
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Non-Executive Board: Percentage of male and female as a proportion of the total number of non-executive board members.

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Executives: Percentage of male and female executives as a proportion of the total number of executives.

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Senior Management: Percentage of male and female senior management, as a proportion of the total number of senior management.

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Workforce: Percentage of male and female employees at the company, as a percentage of total employees.

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Promotion & Career Development Opportunities: Ratio of male and female employees in management compared to ratio of each gender in total employees.

Equal Compensation & Work Life Balance
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Fair Remuneration: Commitment to ensure payment of a fair wage to all employees.

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Equal Pay: Commitment to provide comparable wages, hours, and benefits, including retirement benefits, for all employees for comparable work.

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Parental Leave: Paid leave programs for child and dependent care to both women and men (maternity leave, paternity leave, dependent care).

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Flexible Work Options: Option for employees to control and/or vary the start/end times of the work-day and/or vary the location from which employees work.

Policies Promoting Gender Equality
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Training and Career Development: Ensures equal access to training and career development.

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Recruitment Strategy: Commitment to ensure non-discrimination against any type of demographic group.

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Freedom from Violence, Abuse and Sexual Harassment: Prohibit all forms of violence in the workplace, including verbal, physical and sexual harassment.

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Safety at Work: Commitment to the safety of employees in the workplace and company-related travel.

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Human Rights: Commitment to ensure the protection of the rights of all people it works with including employees’ rights to participate in legal, civic and political affairs.

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Social Supply Chain: Commitment to reduce social risks in its supply chain such as forbidding business-related activities that condone, support, or otherwise participate in human trafficking, including for labor or sexual exploitation.

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Supplier Diversity: Commitment to ensure gender diversity in the supply chain, including a focus to ensure female-owned businesses in the supply chain.

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Employee Protection: Systems and policies for the reporting of internal ethical compliance complaints without retaliation or retribution, including but not limited to access to confidential third-party ethics hotlines or systems for confidential written complaints.

Commitment, Transparency & Accountability
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Commitment to Women’s Empowerment: Recognition and commitment to ensuring women’s empowerment in the workplace.

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Audit: Undertaken and awarded an independent gender audit certificate by an Equileap-recognized body.

The Underlying Index consists of the 75 securities with the highest Equileap Score, subject to constraints on component turnover and industry exposure. The Underlying Index is equally weighted and rebalanced quarterly.
As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $3.21 billion to $736.39 billion. As of June 30, 2023, the primary sectors within the Underlying Index were consumer staples, financials and health care.
The Fund also may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 6.82%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	11.77%	4Q/2022
Lowest Return	-14.33%	2Q/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Engender Equality ETF		1 Year	Since Inception [1]	Inception Date
IQ Engender Equality ETF		(13.20%)	(10.73%)	Oct. 21, 2021
After Taxes on Distributions | IQ Engender Equality ETF	[2]	(13.52%)	(11.05%)
After Taxes on Distributions and Sale of Fund Shares | IQ Engender Equality ETF	[2]	(7.59%)	(8.15%)
Solactive Equileap US Select Gender Equality Index (reflects no deduction for fees, expenses or taxes)		(12.79%)	(10.31%)	Oct. 21, 2021
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		(19.13%)	(13.42%)	Oct. 21, 2021
[1]	The Fund commenced operations on October 21, 2021.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.